RELATED PARTY TRANSACTIONS - Amounts Due From or To Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 3,905	$ 607
Amounts due to related parties	9,590	9,715
PEWC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	2,967	54
Amounts due to related parties	7,774	7,888
PEWC, Singapore Branch
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	29	21
PEWC Singapore Co. (Pte) Ltd.
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	400	400
Sumi-Pac Construction Company, LTD.
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	11	14
Chung-Tai Technology Development Engineering Corporation
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	3	0
Pacific Holdings Group
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	49	49
SPHC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	186	171
Amounts due to related parties	1,362	1,362
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	712	347
Amounts due to related parties	0	4
Others
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	$ 2	$ 12